Financial investments	12 Months Ended
Dec. 31, 2024
Financial Investments
Financial investments

8	Financial investments

(a)	Current

The Company has financial investments in Bank Deposit Certificate - CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

	December 31, 2024	December 31, 2023
Banco BV	298	322,240
Banco Bradesco S/A	1,442,159	643,445
Banco BTG Pactual S/A	226,819	449,241
Brazilian Federal Savings Banks	828,720	-
Banco do Brasil S/A	7,020	1,011,826
Banco Santander	1,194,678	-
	3,699,694	2,426,752

As of December 31, 2024, the average yield of the financial investments corresponded to 101.0% CDI in December 2024 (103.30% as of December 31, 2023).

(b)	Non-current

The Company has investments in Financial Bills (LF), with a yield of 102.0% of the CDI, as shown in the table below:

	December 31, 2024	December 31, 2023

Banco Itaú S/A	769,057	-
	769,057	-